Assets held for sale and Discontinued operations (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Result of discontinued operations attributed to shareholders of the parent company	R$ 100,733	R$ (125,812)	R$ 1,510,688
Consolidated One [Member]
IfrsStatementLineItems [Line Items]
Result of discontinued operations attributed to shareholders of the parent company	100,733	(125,812)	1,510,688
Result of discontinued operations attributed to non-controlling shareholders	67,485	37,521	112,360
Total discontinued operation	168,218	(88,291)	1,623,048
( + ) Elimination of intercompany costs/expenses	23,283	13,625	23,653
Consolidated results of discontinued operations	R$ 191,501	R$ (74,666)	R$ 1,646,701